Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Unamortized net loss	$ 770	$ 1,150
Unamortized prior service	(227)	(315)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 543	$ 835